STATEMENT OF INVESTMENTS
BNY Mellon Small/Mid Cap Growth Fund

June 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.2%
Banks - 2.6%
First Republic Bank	233,812		22,831,742
Signature Bank	135,607		16,386,750
Webster Financial	366,815		17,522,753
			56,741,245
Capital Goods - 9.3%
Allegion	131,614	[a]	14,549,928
Curtiss-Wright	238,793		30,357,754
Graco	194,010		9,735,422
Mercury Systems	590,246	[b]	41,523,806
Milacron Holdings	696,118	[b]	9,606,428
Quanta Services	454,705		17,365,184
Rexnord	1,261,701	[b]	38,128,604
SiteOne Landscape Supply	286,034	[a,b]	19,822,156
Xylem	255,646		21,382,231
			202,471,513
Commercial & Professional Services - 1.7%
CoStar Group	66,501	[b]	36,845,544
Consumer Durables & Apparel - 2.3%
Lululemon Athletica	281,499	[b]	50,728,935
Consumer Services - 4.4%
Chipotle Mexican Grill	31,229	[b]	22,887,110
Planet Fitness, Cl. A	809,731	[b]	58,656,914
Six Flags Entertainment	301,999	[a]	15,003,310
			96,547,334
Diversified Financials - 1.8%
Focus Financial Partners, Cl. A	266,748	[b]	7,284,888
LPL Financial Holdings	259,454		21,163,663
Morningstar	80,247		11,606,926
Tradeweb Markets, Cl. A	3,623		158,724
			40,214,201
Energy - 1.7%
Cactus, Cl. A	598,647	[b]	19,827,189
Parsley Energy, Cl. A	843,440	[b]	16,033,794
			35,860,983
Food, Beverage & Tobacco - .0%
Grocery Outlet Holding	4,988		164,005
Health Care Equipment & Services - 11.4%
ABIOMED	188,378	[b]	49,070,585
Align Technology	75,195	[b]	20,580,871

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Health Care Equipment & Services - 11.4% (continued)
Dexcom	442,271	[b]	66,269,887
Insulet	178,966	[a,b]	21,364,961
Nevro	251,162	[a,b]	16,282,832
Teladoc Health	737,663	[a,b]	48,988,200
WellCare Health Plans	89,581	[b]	25,536,856
			248,094,192
Materials - 2.8%
AptarGroup	297,374		36,975,483
Summit Materials, Cl. A	1,270,954	[a,b]	24,465,864
			61,441,347
Media & Entertainment - 1.0%
Liberty Media Corp-Liberty Formula One, Cl. C	591,772	[b]	22,138,191
Pharmaceuticals Biotechnology & Life Sciences - 9.7%
Acceleron Pharma	190,659	[a,b]	7,832,272
Aerie Pharmaceuticals	281,783	[a,b]	8,326,688
Amicus Therapeutics	815,533	[a,b]	10,177,852
Biohaven Pharmaceutical Holding	249,858	[b]	10,941,282
BioMarin Pharmaceutical	143,969	[b]	12,330,945
FibroGen	444,696	[a,b]	20,091,365
Galapagos, ADR	146,707	[a,b]	18,914,934
Global Blood Therapeutics	167,734	[a,b]	8,822,808
GW Pharmaceuticals, ADR	84,005	[a,b]	14,481,622
Myovant Sciences	252,349	[b]	2,283,758
Neurocrine Biosciences	165,108	[b]	13,940,068
REGENXBIO	82,147	[a,b]	4,219,891
Sage Therapeutics	131,426	[a,b]	24,062,786
Sarepta Therapeutics	254,448	[a,b]	38,663,374
Zogenix	344,508	[a,b]	16,460,592
			211,550,237
Real Estate - .8%
Americold Realty Trust	530,284	[c]	17,191,807
Retailing - 4.4%
Carvana	518,004	[a,b]	32,421,870
Etsy	171,399	[b]	10,518,757
National Vision Holdings	1,008,600	[b]	30,994,278
Ollie's Bargain Outlet Holdings	238,592	[a,b]	20,783,749
			94,718,654
Semiconductors & Semiconductor Equipment - 1.8%
Power Integrations	237,300		19,026,714
Semtech	404,332	[b]	19,428,153
			38,454,867
Software & Services - 31.8%
2U	876,136	[a,b]	32,977,759

Description		Shares		Value ($)
Common Stocks - 97.2% (continued)
Software & Services - 31.8% (continued)
Black Knight		506,406	[b]	30,460,321
CACI International, Cl. A		175,842	[b]	35,975,515
DocuSign		635,376	[a,b]	31,584,541
Everbridge		329,950	[a,b]	29,504,129
HubSpot		383,542	[b]	65,401,582
LogMeIn		425,237		31,331,462
New Relic		130,480	[a,b]	11,287,825
Proofpoint		260,164	[b]	31,284,721
Rapid7		916,163	[a,b]	52,990,868
Shopify, Cl. A		276,371	[a,b]	82,952,756
Splunk		395,388	[b]	49,720,041
Square, Cl. A		624,375	[a,b]	45,285,919
SS&C Technologies Holdings		637,823		36,744,983
Twilio, Cl. A		662,006	[a,b]	90,264,518
Zendesk		386,611	[b]	34,419,977
				692,186,917
Technology Hardware & Equipment - 5.5%
FLIR Systems		705,055		38,143,475
Littelfuse		75,709	[a]	13,393,679
Lumentum Holdings		327,826	[a,b]	17,509,187
NETGEAR		269,223	[a,b]	6,808,650
nLight		729,636	[a,b]	14,009,011
Trimble		252,979	[b]	11,411,883
Zebra Technologies, Cl. A		88,153	[b]	18,467,172
				119,743,057
Telecommunication Services - 2.3%
Bandwidth, Cl. A		671,264	[b]	50,358,225
Transportation - 1.9%
J.B. Hunt Transport Services		167,430		15,304,776
Knight-Swift Transportation Holdings		787,873	[a]	25,873,749
				41,178,525
Total Common Stocks (cost $1,458,550,436)				2,116,629,779

Exchange-Traded Funds - 2.1%
Registered Investment Companies - 2.1%
iShares Russell 2000 Growth ETF (cost $45,455,771)		234,090	[a]	47,021,658
	1-Day Yield (%)
Investment Companies - 1.4%
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $30,915,620)	2.29	30,915,620	[d]	30,915,620

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 4.9%
Registered Investment Companies - 4.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $106,171,784)	2.29	106,171,784	[d]	106,171,784
Total Investments (cost $1,641,093,611)		105.6%		2,300,738,841
Liabilities, Less Cash and Receivables		(5.6%)		(123,035,085)
Net Assets		100.0%		2,177,703,756

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Security, or portion thereof, on loan. At June 30, 2019, the value of the fund’s securities on loan was $553,820,940 and the value of the collateral held by the fund was $553,807,410, consisting of cash collateral of $106,171,784 and U.S. Government & Agency securities valued at $447,635,626.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Small/Mid Cap Growth Fund

June 30, 2019 (Unaudited)

The following is a summary of the inputs used as of June 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks†	2,116,629,779	-	-	2,116,629,779
Exchange-Traded Funds	47,021,658	-	-	47,021,658
Investment Companies	137,087,404	-	-	137,087,404

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit

NOTES

of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At June 30, 2019, accumulated net unrealized appreciation on investments was $659,645,230, consisting of $723,684,346 gross unrealized appreciation and $64,039,116 gross unrealized depreciation.

At June 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.